OPERATING SEGMENTS - Disclosure of detailed information about contracted revenues allocated to the remaining performance obligations (Details) - Hosting and other [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Transaction price	$ 1,632
Year 1 [Member]
Disclosure of operating segments [line items]
Transaction price	909
Year 2 [Member]
Disclosure of operating segments [line items]
Transaction price	651
Year 3 [Member]
Disclosure of operating segments [line items]
Transaction price	72
Year 4 [Member]
Disclosure of operating segments [line items]
Transaction price	0
Year 5+ [Member]
Disclosure of operating segments [line items]
Transaction price	$ 0